Shareholder Report, Average Annual Return (Details) B888209_Direxion Daily NVDA Bull 2X Shares_TF_TSR Annual {TF}	12 Months Ended	26 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Direxion Daily NVDA Bull 2X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Direxion Daily NVDA Bull 2X Shares NAV
Average Annual Return, Percent	61.42%	152.16%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	21.45%	23.84%
NVIDIA Corporation [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NVIDIA Corporation
Average Annual Return, Percent	52.52%	102.60%